Risk Management (Details) - Schedule of banking book interest rate exposure by contractual maturity $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2021 CLP ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2021 USD ($)
Risk Management (Details) - Schedule of banking book interest rate exposure by contractual maturity [Line Items]
Cash and due from banks		$ 3,713,734	$ 2,560,216	$ 4,355,622
Transactions in the course of collection		326,446	163,252	382,870
Investment under resale agreements		64,365	76,407	75,490
Customer loans		33,592,377	30,101,583	39,398,540
Financial Assets at Fair Value through OCI		3,061,174	1,068,153	3,590,272
Assets as of December 31, 2021
Current accounts and demand deposits		18,542,791	15,167,229	21,747,758
Transactions in the course of payment		210,479	882,944	246,859
Obligations under repurchase agreements		95,009	288,917	111,431
Savings accounts and interest-bearing deposits		9,140,006	8,899,541	10,719,780
Other liabilities		583,027	554,343	683,798
Total liabilities		274,618	191,713	$ 322,084
Total [Member]
Assets as of December 31, 2021
Current accounts and demand deposits		18,611,880	15,245,137
Transactions in the course of payment		83,420	816,294
Obligations under repurchase agreements		351	13,255
Savings accounts and interest-bearing deposits		9,187,290	8,916,944
Derivative hedging instruments		2,041,338	1,761,608
Inter-banking borrowings		4,857,101	3,664,648
Debt instruments issued (*)	[1]	10,773,177	9,760,178
Other liabilities		273,810	189,840
Total liabilities		45,828,367	40,367,904
Market Risk [Member] | Total [Member]
Risk Management (Details) - Schedule of banking book interest rate exposure by contractual maturity [Line Items]
Cash and due from banks		3,579,634	2,496,891
Transactions in the course of collection		196,592	96,444
Investment under resale agreements			10,007
Derivative instruments under hedge-accounting treatment		2,440,543	1,712,768
Inter-banking loans		1,529,342	2,940,367
Customer loans		38,204,904	35,474,434
Financial Assets at Fair Value through OCI		3,060,665	1,059,418
Financial instruments at amortized cost		938,707
Total assets		49,950,387	43,790,329
Up to 1 month [Member]
Assets as of December 31, 2021
Current accounts and demand deposits		18,611,880	15,245,137
Transactions in the course of payment		83,420	816,294
Obligations under repurchase agreements		351	13,255
Savings accounts and interest-bearing deposits		7,103,640	6,243,204
Derivative hedging instruments		538	160
Inter-banking borrowings		63,611	72,935
Debt instruments issued (*)	[1]	17,154	53,438
Other liabilities		273,394	189,003
Total liabilities		26,153,988	22,633,426
Up to 1 month [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of banking book interest rate exposure by contractual maturity [Line Items]
Cash and due from banks		3,579,634	2,496,891
Transactions in the course of collection		196,592	96,444
Investment under resale agreements			10,007
Derivative instruments under hedge-accounting treatment		64	260
Inter-banking loans		1,366,378	2,743,250
Customer loans		2,529,601	3,180,598
Financial Assets at Fair Value through OCI		95,585	94,086
Financial instruments at amortized cost
Total assets		7,767,854	8,621,536
Between 1 and 3 months [Member]
Assets as of December 31, 2021
Current accounts and demand deposits
Transactions in the course of payment
Obligations under repurchase agreements
Savings accounts and interest-bearing deposits		1,774,627	1,964,350
Derivative hedging instruments		979	291
Inter-banking borrowings		1,259,167	140,455
Debt instruments issued (*)	[1]	369,988	90,285
Other liabilities		50	80
Total liabilities		3,404,811	2,195,461
Between 1 and 3 months [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of banking book interest rate exposure by contractual maturity [Line Items]
Cash and due from banks
Transactions in the course of collection
Investment under resale agreements
Derivative instruments under hedge-accounting treatment		2,163	1,800
Inter-banking loans		81,164	71,543
Customer loans		2,676,130	2,339,929
Financial Assets at Fair Value through OCI		488,919	145,272
Financial instruments at amortized cost		8,334
Total assets		3,256,710	2,558,544
Between 3 and 12 months [Member]
Assets as of December 31, 2021
Current accounts and demand deposits
Transactions in the course of payment
Obligations under repurchase agreements
Savings accounts and interest-bearing deposits		240,912	648,974
Derivative hedging instruments		62,220	192,625
Inter-banking borrowings		18,344	340,532
Debt instruments issued (*)	[1]	1,083,540	1,082,282
Other liabilities		183	334
Total liabilities		1,405,199	2,264,747
Between 3 and 12 months [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of banking book interest rate exposure by contractual maturity [Line Items]
Cash and due from banks
Transactions in the course of collection
Investment under resale agreements
Derivative instruments under hedge-accounting treatment		69,192	182,709
Inter-banking loans		81,800	125,574
Customer loans		7,226,224	6,504,393
Financial Assets at Fair Value through OCI		1,479,321	456,613
Financial instruments at amortized cost		10,740
Total assets		8,867,277	7,269,289
Between 1 and 3 years [Member]
Assets as of December 31, 2021
Current accounts and demand deposits
Transactions in the course of payment
Obligations under repurchase agreements
Savings accounts and interest-bearing deposits		66,492	59,038
Derivative hedging instruments		407,960	230,742
Inter-banking borrowings		3,515,979	1,020,126
Debt instruments issued (*)	[1]	2,358,966	2,194,406
Other liabilities		183	386
Total liabilities		6,349,580	3,504,698
Between 1 and 3 years [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of banking book interest rate exposure by contractual maturity [Line Items]
Cash and due from banks
Transactions in the course of collection
Investment under resale agreements
Derivative instruments under hedge-accounting treatment		500,218	250,612
Inter-banking loans
Customer loans		9,018,799	8,134,601
Financial Assets at Fair Value through OCI		619,044	185,995
Financial instruments at amortized cost		38,148
Total assets		10,176,209	8,571,208
Between 3 and 5 years [Member]
Assets as of December 31, 2021
Current accounts and demand deposits
Transactions in the course of payment
Obligations under repurchase agreements
Savings accounts and interest-bearing deposits		1,619	1,222
Derivative hedging instruments		167,805	280,421
Inter-banking borrowings			2,090,600
Debt instruments issued (*)	[1]	2,104,219	1,886,936
Other liabilities			37
Total liabilities		2,273,643	4,259,216
Between 3 and 5 years [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of banking book interest rate exposure by contractual maturity [Line Items]
Cash and due from banks
Transactions in the course of collection
Investment under resale agreements
Derivative instruments under hedge-accounting treatment		198,926	282,219
Inter-banking loans
Customer loans		4,798,188	4,437,666
Financial Assets at Fair Value through OCI		169,289	31,465
Financial instruments at amortized cost		431,285
Total assets		5,597,688	4,751,350
More than 5 years [Member]
Assets as of December 31, 2021
Current accounts and demand deposits
Transactions in the course of payment
Obligations under repurchase agreements
Savings accounts and interest-bearing deposits			156
Derivative hedging instruments		1,401,836	1,057,369
Inter-banking borrowings
Debt instruments issued (*)	[1]	4,839,310	4,452,831
Other liabilities
Total liabilities		6,241,146	5,510,356
More than 5 years [Member] | Market Risk [Member]
Risk Management (Details) - Schedule of banking book interest rate exposure by contractual maturity [Line Items]
Cash and due from banks
Transactions in the course of collection
Investment under resale agreements
Derivative instruments under hedge-accounting treatment		1,669,980	995,168
Inter-banking loans
Customer loans		11,955,962	10,877,247
Financial Assets at Fair Value through OCI		208,507	145,987
Financial instruments at amortized cost		450,200
Total assets		$ 14,284,649	$ 12,018,402

[1]	Amounts shown here are different from those reported in the liabilities report which is part of the liquidity analysis, due to differences in the treatment of mortgage bonds issued by the Bank in both reports.